INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Joint ventures not individually material (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Aggregate carrying amount of the Group's investments in joint ventures		¥ 6,007,624	$ 493,542	¥ 3,393,349	¥ 6,240,200
Proportionate interests in the joint ventures' capital commitments		0		0
Material contingent liabilities relating to the Group's interests in the joint ventures and the joint ventures themselves		0		0
Aggregate joint ventures not individually material
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Share of the joint ventures' profits and losses for the year	¥ (199,452)	8,151
Share of the joint ventures' total comprehensive income	¥ (199,452)	8,151
Aggregate carrying amount of the Group's investments in joint ventures		¥ 6,007,624		¥ 3,393,349